Cover	Sep. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2026
Entity File Number	001-42122
Entity Registrant Name	Fly-E Group, Inc.
Entity Central Index Key	0001975940
Entity Tax Identification Number	92-0981080
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	136-40 39th Avenue
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Flushing
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11354
City Area Code	929
Local Phone Number	410-2770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	FLYE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false